ORGANIZATION AND PRINCIPAL ACTIVITIES (Business Combination) (Details) (USD $)			12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2010 Ultra Glory [Member] Reverse Merger [Member]	Jul. 07, 2010 Ultra Glory [Member] Reverse Merger [Member]	Jul. 07, 2010 Ossen Innovation Group [Member] Reverse Merger [Member]
ORGANIZATION AND PRINCIPAL ACTIVITIES [Abstract]
Ordinary shares, shares authorized	100,000,000	100,000,000
Business Acquisition [Line Items]
Shares issued			15,000,000
Ownership interest acquired				100.00%	100.00%
Share price				$ 0.03
New shares issued			10,000,000
Outstanding shares issued			5,000,000